LEASES - Reconciliation of operating lease liabilities at initial application of IFRS 16 (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Non-cancellable operating lease commitments as of December 31, 2018	$ 0		$ 1,869
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17	$ 1,494	$ 1,559
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Recognition exemption for leases of low-value assets		(58)
Recognition exemption for short-term leases		(20)
Undiscounted operating lease commitments as of January 1, 2019		$ 1,791
Weighted average incremental borrowing rate		4.70%
Effects of discounting using incremental borrowing rates (weighted average rate of 4.7%)		$ (632)
Lease liabilities related to assets held for sale		(23)
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17		$ 1,136